UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: January 31

Date of reporting period: July 31, 2016

Item 1. Report to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

July 31, 2016

AEW Real Estate Fund

Portfolio Review  page 1

Portfolio of Investments  page 9

Financial Statements  page 12

Notes to Financial Statements  page 19

AEW REAL ESTATE FUND

Managers	Symbols
Matthew A. Troxell, CFA®	Class A NRFAX
John Garofalo, CFA®	Class C NRCFX
J. Hall Jones, Jr., CFA®	Class N NRFNX
Roman Ranocha, CFA®*	Class Y NRFYX
AEW Capital Management, L.P.

*	Roman Ranocha, Co-Portfolio Manager of the Fund, recently passed away unexpectedly. Mr. Ranocha had been part of the team at AEW Capital Management, L.P. for over 16 years and had co-managed the Fund since 2006. Matthew A. Troxell, Senior Portfolio Manager, and Co-Portfolio Managers John Garofalo and J. Hall Jones, Jr. will continue to manage the Fund.

Investment Goal:

The Fund seeks to provide investors with above-average income and long-term growth of capital.

Average Annual Total Returns—July 31, 20163

	6 Months	1 Year	5 Years	10 Years	Life of Class N

Class A (Inception 12/29/00)
NAV	19.75%	19.66%	12.30%	6.85%	—%
With 5.75% Maximum Sales Charge	12.88	12.79	10.98	6.22	—

Class C (Inception 12/29/00)
NAV	19.34	18.85	11.48	6.06	—
With CDSC[1]	18.34	17.85	11.48	6.06	—

Class N (Inception 5/01/13)
NAV	20.01	20.27	—	—	11.09

Class Y (Inception 8/31/00)
NAV	19.90	19.98	12.60	7.14	—

Comparative Performance
MSCI US REIT Index[2]	22.42	22.41	13.11	7.42	11.31

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.

2	MSCI U.S. REIT Index is an unmanaged index that is composed of the most actively traded equity REIT (real estate investment trust) securities.

3	For certain periods, Fund performance has been increased by fee waivers and/or expense reimbursements, without which performance would have been lower.

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ADDITIONAL INFORMATION

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on Natixis Funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Natixis Fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from February 1, 2016 through July 31, 2016. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

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AEW REAL ESTATE FUND	BEGINNING ACCOUNT VALUE 2/1/2016	ENDING ACCOUNT VALUE 7/31/2016	EXPENSES PAID DURING PERIOD* 2/1/2016 – 7/31/2016
Class A
Actual	$1,000.00	$1,197.50	$7.38
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$6.77
Class C
Actual	$1,000.00	$1,193.40	$11.45
Hypothetical (5% return before expenses)	$1,000.00	$1,014.42	$10.52
Class N
Actual	$1,000.00	$1,200.10	$5.25
Hypothetical (5% return before expenses)	$1,000.00	$1,020.09	$4.82
Class Y
Actual	$1,000.00	$1,199.00	$6.01
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.52

*	Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement): 1.35%, 2.10%, 0.96% and 1.10% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENT

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on the Fund’s advisory agreement (the “Agreement”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreement to determine whether to recommend that the full Board approve the continuation of the Agreement, typically for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreement.

In connection with these meetings, the Trustees receive materials that the Fund’s investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreement. These materials generally include, among other items, (i) information on the investment performance of the Fund and the performance of a peer group and category of funds and the Fund’s performance benchmarks, (ii) information on the Fund’s advisory fee and other expenses, including information comparing the Fund’s expenses to the fees charged to institutional accounts with similar strategies managed by the Adviser, if any, and to those of a peer group of funds and information about any applicable expense caps and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Fund, (iv) information about the profitability of the Agreement to the Adviser and (v) information obtained through the completion by the Adviser of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) the Adviser’s financial results and/or financial condition, (ii) the Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Fund’s shares and the related costs, (iv) the procedures employed to determine the value of the Fund’s assets, (v) the allocation of the Fund’s brokerage, if any, including, if applicable, allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (vi) the resources devoted to, and the record of compliance with, the Fund’s investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vii) information about amounts invested by the Fund’s portfolio managers in the Fund or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreement, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Fund’s investment performance and the fees charged to the Fund for advisory and other services. This information generally includes, among other things, an internal performance rating for the Fund based on agreed-upon criteria, graphs showing the Fund’s performance and fee differentials against the Fund’s peer group/category, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing the Fund against similarly

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categorized funds. The portfolio management team for the Fund or other representatives of the Adviser make periodic presentations to the Contract Review Committee and/or the full Board, and if the Fund is identified as presenting possible performance concerns it may be subject to more frequent board presentations and reviews. In addition, each quarter, the Trustees are provided with detailed statistical information about the Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreement at its meeting held in June 2016. The Agreement was continued for a one-year period. In considering whether to approve the continuation of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Fund under the Agreement. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Fund and the resources dedicated to the Fund by the Adviser and its affiliates.

The Trustees considered not only the advisory services provided by the Adviser to the Fund, but also the monitoring and oversight services provided by NGAM Advisors, L.P. (“NGAM Advisors”). They also considered the administrative services provided by NGAM Advisors and its affiliates to the Fund.

The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the nature, extent and quality of services provided supported the renewal of the Agreement.

Investment performance of the Fund and the Adviser. As noted above, the Trustees received information about the performance of the Fund over various time periods, including information that compared the performance of the Fund to the performance of a peer group and category of funds and the Fund’s performance benchmark. In addition, the Trustees also reviewed data prepared by an independent third party that analyzed the performance of the Fund using a variety of performance metrics, including metrics that also measured the performance of the Fund on a risk adjusted basis.

With respect to the Fund, the Board concluded that the Fund’s performance or other relevant factors supported the renewal of the Fund’s Agreement. The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the performance of the Fund and the Adviser and other factors supported the renewal of the Agreement.

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The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Fund. The Trustees considered the fees charged to the Fund for advisory services as well as the total expense level of the Fund. This information included comparisons (provided both by management and also by an independent third-party) of the Fund’s advisory fee and total expense level to those of its peer group and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets and the greater regulatory costs associated with the management of such assets. In evaluating the Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund and the need for the Adviser to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that the Fund has an expense cap in place and they considered the amounts waived or reimbursed by the Adviser.

The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Fund. The Trustees reviewed information provided by management as to the profitability of the Adviser’s and its affiliates’ relationships with the Fund, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Fund, the expense levels of the Fund, and whether the Adviser had implemented breakpoints and/or expense caps with respect to the Fund.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee charged to the Fund was fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Fund supported the renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Fund through breakpoints in its investment advisory fee or other means, such as expense waivers or caps. The Trustees also discussed with management the factors considered with respect to the implementation of breakpoints in investment advisory fees or expense waivers or caps for certain funds. Management explained that a number of factors are taken into account in considering the possible implementation of breakpoints or an expense cap for a fund, including, among other things, factors such as a fund’s assets, the projected growth of

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a fund, projected profitability and a fund’s fees and performance. With respect to economies of scale, the Trustees noted that the Fund had breakpoints in its advisory fee and was subject to an expense cap or waiver. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Fund, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the extent to which economies of scale were shared with the Fund supported the renewal of the Agreement.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of the Fund.

•

Whether the Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Fund and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Fund.

•

The nature, quality, cost and extent of administrative and shareholder services performed by the Adviser and its affiliates, both under the Agreement and under a separate agreement covering administrative services.

•

So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution, administrative and brokerage services to the Fund, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Fund’s securities transactions. The Trustees also considered the benefits to the parent company of NGAM Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Fund’s advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing Agreement should be continued through June 30, 2017.

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Portfolio of Investments – as of July 31, 2016 (Unaudited)

AEW Real Estate Fund

Shares	Description	Value (†)
Common Stocks — 97.0% of Net Assets
Lodging — 1.2%
196,600	Extended Stay America, Inc.	$2,783,856

Real Estate — 1.3%
76,000	Alexander & Baldwin, Inc.	2,994,400

Real Estate Investment Trusts — 94.5%
	REITs – Apartments — 16.1%
72,400	American Campus Communities, Inc.	3,914,668
190,000	American Homes 4 Rent, Class A	4,123,000
59,300	AvalonBay Communities, Inc.	11,009,045
69,000	Camden Property Trust	6,181,710
173,000	Equity Residential	11,762,270

		36,990,693

	REITs – Diversified — 9.0%
103,200	American Assets Trust, Inc.	4,734,816
134,100	DuPont Fabros Technology, Inc.	6,414,003
207,700	Forest City Realty Trust, Inc., Class A	4,912,105
20,500	Vornado Realty Trust	2,201,700
69,500	Washington Real Estate Investment Trust	2,383,155

		20,645,779

	REITs – Health Care — 9.8%
141,500	Ventas, Inc.	10,776,640
150,000	Welltower, Inc.	11,899,500

		22,676,140

	REITs – Hotels — 4.9%
97,000	Chatham Lodging Trust	2,326,060
368,800	Host Hotels & Resorts, Inc.	6,542,512
100,900	RLJ Lodging Trust	2,395,366

		11,263,938

	REITs – Manufactured Homes — 1.4%
39,400	Equity Lifestyle Properties, Inc.	3,240,256

	REITs – Office Property — 10.6%
81,200	Boston Properties, Inc.	11,540,956
73,500	Douglas Emmett, Inc.	2,795,940
146,600	Empire State Realty Trust, Inc., Class A	3,077,134
27,300	Paramount Group, Inc.	481,299
294,900	Piedmont Office Realty Trust, Inc., Class A	6,470,106

		24,365,435

	REITs – Regional Malls — 14.9%
51,000	Macerich Co. (The)	4,551,240
104,000	Simon Property Group, Inc.	23,612,160
77,100	Taubman Centers, Inc.	6,238,932

		34,402,332

See accompanying notes to financial statements.

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Portfolio of Investments – as of July 31, 2016 (Unaudited)

AEW Real Estate Fund – (continued)

Shares	Description	Value (†)
	REITs – Shopping Centers — 8.2%
100,400	Acadia Realty Trust	$3,781,064
174,900	DDR Corp.	3,452,526
35,000	Federal Realty Investment Trust	5,939,500
133,800	Retail Properties of America, Inc., Class A	2,358,894
82,500	Tanger Factory Outlet Centers, Inc.	3,443,550

		18,975,534

	REITs – Single Tenant — 4.4%
73,092	Easterly Government Properties, Inc.	1,497,655
550,200	Gramercy Property Trust	5,496,498
99,200	STORE Capital Corp.	3,094,048

		10,088,201

	REITs – Storage — 7.5%
186,600	CubeSmart	5,543,886
48,900	Public Storage	11,683,188

		17,227,074

	REITs – Warehouse/Industrials — 7.7%
237,600	ProLogis, Inc.	12,946,824
215,000	Rexford Industrial Realty, Inc.	4,914,900

		17,861,724

	Total Real Estate Investment Trusts	217,737,106

	Total Common Stocks (Identified Cost $168,477,285)	223,515,362

Principal Amount
Short-Term Investments — 3.0%
$6,976,819	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/29/2016 at 0.030% to be repurchased at $6,976,836 on 8/01/2016 collateralized by $6,415,000 U.S. Treasury Note, 2.750% due 2/15/2024 valued at $7,120,650 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $6,976,819)	6,976,819

	Total Investments — 100.0% (Identified Cost $175,454,104)(a)	230,492,181
	Other Assets Less Liabilities — (0.0)%	(49,501)

	Net Assets — 100.0%	$230,442,680

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At July 31, 2016, the net unrealized appreciation on investments based on a cost of $175,454,104 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$55,937,937
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(899,860)

	Net unrealized appreciation	$55,038,077

REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

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Portfolio of Investments – as of July 31, 2016 (Unaudited)

AEW Real Estate Fund – (continued)

Industry Summary at July 31, 2016 (Unaudited)

REITs – Apartments	16.1%
REITs – Regional Malls	14.9
REITs – Office Property	10.6
REITs – Health Care	9.8
REITs – Diversified	9.0
REITs – Shopping Centers	8.2
REITs – Warehouse/Industrials	7.7
REITs – Storage	7.5
REITs – Hotels	4.9
REITs – Single Tenant	4.4
Other Investments, less than 2% each	3.9
Short-Term Investments	3.0

Total Investments	100.0
Other assets less liabilities	(0.0)

Net Assets	100.0%

See accompanying notes to financial statements.

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Statement of Assets and Liabilities

July 31, 2016 (Unaudited)

ASSETS
Investments at cost	$175,454,104
Net unrealized appreciation	55,038,077

Investments at value	230,492,181
Cash	300,693
Receivable for Fund shares sold	318,192
Receivable for securities sold	340,209
Dividends and interest receivable	37,500

TOTAL ASSETS	231,488,775

LIABILITIES
Payable for securities purchased	556,313
Payable for Fund shares redeemed	162,298
Management fees payable (Note 5)	151,407
Deferred Trustees’ fees (Note 5)	98,775
Administrative fees payable (Note 5)	8,003
Payable to distributor (Note 5d)	4,918
Other accounts payable and accrued expenses	64,381

TOTAL LIABILITIES	1,046,095

NET ASSETS	$230,442,680

NET ASSETS CONSIST OF:
Paid-in capital	$167,573,889
Distributions in excess of net investment income	(258,771)
Accumulated net realized gain on investments	8,089,485
Net unrealized appreciation on investments	55,038,077

NET ASSETS	$230,442,680

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$67,079,740

Shares of beneficial interest	3,664,609

Net asset value and redemption price per share	$18.30

Offering price per share (100/94.25 of net asset value) (Note 1)	$19.42

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$8,808,802

Shares of beneficial interest	480,385

Net asset value and offering price per share	$18.34

Class N shares:
Net assets	$5,922,706

Shares of beneficial interest	343,337

Net asset value, offering and redemption price per share	$17.25

Class Y shares:
Net assets	$148,631,432

Shares of beneficial interest	8,634,879

Net asset value, offering and redemption price per share	$17.21

See accompanying notes to financial statements.

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Statement of Operations

For the Six Months Ended July 31, 2016 (Unaudited)

INVESTMENT INCOME
Dividends	$2,722,727
Interest	868

2,723,595

Expenses
Management fees (Note 5)	827,116
Service and distribution fees (Note 5)	117,282
Administrative fees (Note 5)	45,795
Trustees’ fees and expenses (Note 5)	9,664
Transfer agent fees and expenses (Notes 5 and 6)	170,576
Audit and tax services fees	32,273
Custodian fees and expenses	6,247
Legal fees	1,687
Registration fees	36,102
Shareholder reporting expenses	25,485
Miscellaneous expenses	8,130

Total expenses	1,280,357
Less waiver and/or expense reimbursement (Note 5)	(29,396)

Net expenses	1,250,961

Net investment income	1,472,634

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	6,666,204
Capital gain distributions received (Note 2)	1,827,382
Net change in unrealized appreciation (depreciation) on:
Investments	28,369,794

Net realized and unrealized gain on investments	36,863,380

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,336,014

See accompanying notes to financial statements.

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Statement of Changes in Net Assets

	Six Months Ended July 31, 2016 (Unaudited)	Year Ended January 31, 2016
FROM OPERATIONS:
Net investment income	$1,472,634	$3,363,759
Net realized gain on investments	8,493,586	21,057,957
Net change in unrealized appreciation (depreciation) on investments	28,369,794	(40,357,435)

Net increase (decrease) in net assets resulting from operations	38,336,014	(15,935,719)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(563,043)	(691,364)
Class B(a)	—	(155)
Class C	(45,450)	(33,702)
Class N	(62,347)	(18)
Class Y	(1,467,837)	(2,120,825)
Net realized capital gains
Class A	(1,989,140)	(4,845,403)
Class B(a)	—	(7,374)
Class C	(267,132)	(654,916)
Class N	(175,152)	(94)
Class Y	(4,544,583)	(11,962,746)

Total distributions	(9,114,684)	(20,316,597)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(7,526,631)	(20,191,735)

Net increase (decrease) in net assets	21,694,699	(56,444,051)
NET ASSETS
Beginning of the period	208,747,981	265,192,032

End of the period	$230,442,680	$208,747,981

(DISTRIBUTIONS IN EXCESS OF) UNDISTRIBUTED NET INVESTMENT INCOME	$(258,771)	$407,272

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

See accompanying notes to financial statements.

|  14

Financial Highlights

For a share outstanding throughout each period.

	Class A
	Six Months Ended July 31, 2016 (Unaudited)		Year Ended January 31, 2016		Year Ended January 31, 2015		Year Ended January 31, 2014	Year Ended January 31, 2013	Year Ended January 31, 2012
Net asset value, beginning of the period	$15.93		$18.51		$15.20		$19.20	$18.64	$16.71

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.22		0.20		0.19	0.21	0.14
Net realized and unrealized gain (loss)	2.97		(1.33)		4.57		0.06	2.11	1.92

Total from Investment Operations	3.08		(1.11)		4.77		0.25	2.32	2.06

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)		(0.18)		(0.20)		(0.25)	(0.17)	(0.13)
Net realized capital gains	(0.55)		(1.29)		(1.26)		(4.00)	(1.59)	—

Total Distributions	(0.71)		(1.47)		(1.46)		(4.25)	(1.76)	(0.13)

Net asset value, end of the period	$18.30		$15.93		$18.51		$15.20	$19.20	$18.64

Total return(b)	19.75	%(c)(d)	(6.21	)%(d)	32.94%		1.96%	12.92%	12.46%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$67,080		$56,344		$77,842		$68,470	$71,202	$70,123
Net expenses	1.35	%(e)(f)	1.36	%(f)(g)	1.40	%(h)	1.36%	1.31%	1.31%
Gross expenses	1.38	%(e)	1.38%		1.40%		1.36%	1.31%	1.31%
Net investment income	1.29	%(e)	1.31%		1.23%		1.00%	1.07%	0.84%
Portfolio turnover rate	8%		17%		18%		17%	35%	12%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective May 1, 2015, the expense limit decreased from 1.40% to 1.35%.
(h)	Effective July 1, 2014, the expense limit decreased from 1.50% to 1.40%.

See accompanying notes to financial statements.

15  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class C
	Six Months Ended July 31, 2016 (Unaudited)		Year Ended January 31, 2016		Year Ended January 31, 2015		Year Ended January 31, 2014	Year Ended January 31, 2013	Year Ended January 31, 2012
Net asset value, beginning of the period	$15.95		$18.55		$15.23		$19.23	$18.67	$16.74

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.09		0.08		0.05	0.06	0.01
Net realized and unrealized gain (loss)	2.98		(1.33)		4.58		0.05	2.13	1.93

Total from Investment Operations	3.03		(1.24)		4.66		0.10	2.19	1.94

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)		(0.07)		(0.08)		(0.10)	(0.04)	(0.01)
Net realized capital gains	(0.55)		(1.29)		(1.26)		(4.00)	(1.59)	—

Total Distributions	(0.64)		(1.36)		(1.34)		(4.10)	(1.63)	(0.01)

Net asset value, end of the period	$18.34		$15.95		$18.55		$15.23	$19.23	$18.67

Total return(b)	19.34	%(c)(d)	(6.87	)%(d)	31.95%		1.14%	12.13%	11.60%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$8,809		$7,869		$10,432		$8,982	$11,158	$9,122
Net expenses	2.10	%(e)(f)	2.11	%(f)(g)	2.15	%(h)	2.11%	2.06%	2.06%
Gross expenses	2.13	%(e)	2.13%		2.15%		2.11%	2.06%	2.06%
Net investment income	0.58	%(e)	0.55%		0.48%		0.27%	0.32%	0.08%
Portfolio turnover rate	8%		17%		18%		17%	35%	12%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective May 1, 2015, the expense limit decreased from 2.15% to 2.10%.
(h)	Effective July 1, 2014, the expense limit decreased from 2.25% to 2.15%.

See accompanying notes to financial statements.

|  16

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class N
	Six Months Ended July 31, 2016 (Unaudited)		Year Ended January 31, 2016		Year Ended January 31, 2015		Year Ended January 31, 2014*
Net asset value, beginning of the period	$15.05		$17.57		$14.48		$19.88

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.13		(0.17	)(b)	0.25		0.15
Net realized and unrealized gain (loss)	2.80		(0.81)		4.35		(1.64)

Total from Investment Operations	2.93		(0.98)		4.60		(1.49)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)		(0.25)		(0.25)		(0.22)
Net realized capital gains	(0.55)		(1.29)		(1.26)		(3.69)

Total Distributions	(0.73)		(1.54)		(1.51)		(3.91)

Net asset value, end of the period	$17.25		$15.05		$17.57		$14.48

Total return	20.01	%(c)	(5.79	)%(d)	33.48	%(d)	(6.75	)%(c)(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$5,923		$4,513		$1		$1
Net expenses	0.96	%(e)	0.94	%(f)(g)	0.99	%(f)(h)	1.20	%(e)(f)
Gross expenses	0.96	%(e)	1.01%		9.79%		3.14	%(e)
Net investment income (loss)	1.63	%(e)	(1.14	)%(b)	1.60%		1.14	%(e)
Portfolio turnover rate	8%		17%		18%		17%

*	From commencement of Class on May 1, 2013 through January 31, 2014.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	The net investment loss does not correspond with aggregate net investment income earned by the Fund due to the timing of income earned and expenses accrued in relation to changes in net assets of the Fund during the period.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective May 1, 2015, the expense limit decreased from 1.10% to 1.05%.
(h)	Effective July 1, 2014, the expense limit decreased from 1.20% to 1.10%.

See accompanying notes to financial statements.

17  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class Y
	Six Months Ended July 31, 2016 (Unaudited)		Year Ended January 31, 2016		Year Ended January 31, 2015		Year Ended January 31, 2014	Year Ended January 31, 2013	Year Ended January 31, 2012
Net asset value, beginning of the period	$15.01		$17.54		$14.48		$18.50	$18.02	$16.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.25		0.23		0.23	0.25	0.18
Net realized and unrealized gain (loss)	2.82		(1.27)		4.33		0.05	2.04	1.86

Total from Investment Operations	2.94		(1.02)		4.56		0.28	2.29	2.04

LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)		(0.22)		(0.24)		(0.30)	(0.22)	(0.18)
Net realized capital gains	(0.55)		(1.29)		(1.26)		(4.00)	(1.59)	—

Total Distributions	(0.74)		(1.51)		(1.50)		(4.30)	(1.81)	(0.18)

Net asset value, end of the period	$17.21		$15.01		$17.54		$14.48	$18.50	$18.02

Total return	19.90	%(b)(c)	(5.95	)%(c)	33.21%		2.22%	13.22%	12.76%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$148,631		$140,022		$176,555		$130,415	$281,698	$296,039
Net expenses	1.10	%(d)(e)	1.11	%(e)(f)	1.15	%(g)	1.10%	1.06%	1.07%
Gross expenses	1.13	%(d)	1.13%		1.15%		1.10%	1.06%	1.07%
Net investment income	1.53	%(d)	1.55%		1.49%		1.24%	1.32%	1.08%
Portfolio turnover rate	8%		17%		18%		17%	35%	12%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective May 1, 2015, the expense limit decreased from 1.15% to 1.10%.
(g)	Effective July 1, 2014, the expense limit decreased from 1.25% to 1.15%.

See accompanying notes to financial statements.

|  18

Notes to Financial Statements

July 31, 2016 (Unaudited)

1.  Organization.  AEW Real Estate Fund (the “Fund”) is the sole series of Natixis Funds Trust IV (the “Trust”), and is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series.

The Fund is a diversified investment company.

The Fund offers Class A, Class C, Class N and Class Y shares. As of the close of business on January 11, 2016, Class B shares were converted into Class A shares and are no longer offered.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with no initial minimum investment to certain retirement plans held in an omnibus fashion and funds of funds that are distributed by NGAM Distribution, L.P., and with an initial minimum investment of $1,000,000 to other categories of investors. Class Y shares are generally intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Fund’s prospectus.

Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

19  |

Notes to Financial Statements (continued)

July 31, 2016 (Unaudited)

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from

|  20

Notes to Financial Statements (continued)

July 31, 2016 (Unaudited)

quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in dividends received from the Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates for the period from January 1 through July 31, 2016 are included in the Statement of Operations. Estimates are based on the most recent REIT distribution information available. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class-specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Federal and Foreign Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of July 31, 2016 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected

21  |

Notes to Financial Statements (continued)

July 31, 2016 (Unaudited)

on the Statement of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

d.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. When the Fund identifies the character of distributions paid by REITs in the previous calendar year, certain distributions to Fund shareholders may be redesignated as capital gain distributions or, if in excess of taxable income, as a return of capital. For the six months ended July 31, 2016, no redesignations have been made with respect to the distributions paid as disclosed within the Statement of Changes in Net Assets. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts reported on the Statement of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Fund’s fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended January 31, 2016 were as follows:

2016 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total
$2,917,741	$17,398,856	$20,316,597

|  22

Notes to Financial Statements (continued)

July 31, 2016 (Unaudited)

Differences between these amounts and those reported in the Statement of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

e.  Repurchase Agreements.  The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of July 31, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.

f.  Securities Lending.  The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent.

For the six months ended July 31, 2016, the Fund did not loan securities under this agreement.

g.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The

23  |

Notes to Financial Statements (continued)

July 31, 2016 (Unaudited)

Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$223,515,362	$—	$—	$223,515,362
Short-Term Investments	—	6,976,819	—	6,976,819

Total	$223,515,362	$6,976,819	$—	$230,492,181

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended July 31, 2016, there were no transfers among Levels 1, 2 and 3.

4.  Purchases and Sales of Securities.  For the six months ended July 31, 2016, purchases and sales of securities (excluding short-term investments) were $17,348,682 and $32,576,701, respectively.

|  24

Notes to Financial Statements (continued)

July 31, 2016 (Unaudited)

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  AEW Capital Management, L.P. (“AEW”) serves as the investment adviser to the Fund. AEW is a wholly-owned subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.80% of the first $500 million of the Fund’s average daily net assets and 0.75% of the Fund’s average daily net assets in excess of $500 million, calculated daily and payable monthly.

AEW has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until April 30, 2017, may be terminated before then only with the consent of the Fund’s Board of Trustees, and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

For the six months ended July 31, 2016, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class C	Class N	Class Y
1.35%	2.10%	1.05%	1.10%

AEW shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended July 31, 2016, the management fees for the Fund were $827,116 (0.80% of average daily net assets).

For the six months ended July 31, 2016, class-specific expenses have been reimbursed as follows:

Reimbursement
Class A	Class C	Class N	Class Y	Total
$8,972	$1,214	$80	$19,130	$29,396

25  |

Notes to Financial Statements (continued)

July 31, 2016 (Unaudited)

No expenses were recovered during the six months ended July 31, 2016 under the terms of the expense limitation agreement.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Fund.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”) and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plan”).

Under the Class A Plan, the Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plan, the Fund pays (or paid) NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plan, the Fund pays (or paid) NGAM Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class C shares.

For the six months ended July 31, 2016, the service and distribution fees for the Fund were as follows:

Service Fees		Distribution Fees
Class A	Class C	Class C
$76,253	$10,257	$30,772

c.  Administrative Fees.  NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Fund and subcontracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and NGAM Advisors, the Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of the next $30 billion and 0.0325% of such assets in excess of

|  26

Notes to Financial Statements (continued)

July 31, 2016 (Unaudited)

$90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended July 31, 2016, the administrative fees for the Fund were $45,795.

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended July 31, 2016, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $146,181.

As of July 31, 2016, the Fund owes NGAM Distribution $4,918 in reimbursements for sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as payable to distributor).

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended July 31, 2016 amounted to $8,127.

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $325,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $155,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each

27  |

Notes to Financial Statements (continued)

July 31, 2016 (Unaudited)

meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $10,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

g.  Reimbursement of Transfer Agent Fees and Expenses.  NGAM Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through April 30, 2017 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended July 31, 2016, NGAM Advisors reimbursed the Fund $80 for transfer agency expenses related to Class N shares.

6.  Class-Specific Transfer Agent Fees and Expenses.  For the six months ended July 31, 2016, the Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Class A	Class C	Class N	Class Y
Transfer Agent Fees and Expenses	$51,585	$6,961	$80	$111,950

Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each

|  28

Notes to Financial Statements (continued)

July 31, 2016 (Unaudited)

class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

7.  Line of Credit.  Effective April 14, 2016, each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time) subject to each Fund’s investment restrictions. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement.

Prior to April 14, 2016 each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, participated in a $150,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund was able to borrow up to the full $150,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $150,000,000 limit at any time). Interest was charged to each participating Fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, was accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended July 31, 2016, the Fund had no borrowings under this agreement.

8.  Brokerage Commission Recapture.  The Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Fund under such agreements and are included as realized gains on investments in the Statement of Operations. For the six months ended July 31, 2016, $3,239 was rebated under these agreements.

9.  Concentration of Risk.  The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate such as declining property values, increases in property taxes, operating expenses, interest rates or competition, zoning changes and losses from casualty and condemnation.

29  |

Notes to Financial Statements (continued)

July 31, 2016 (Unaudited)

10.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of July 31, 2016, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership
AEW Real Estate Fund	1	7.83%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

11.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest without par value. Transactions in capital shares were as follows:

	Six Months Ended July 31, 2016		Year Ended January 31, 2016
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	538,802	$9,074,373	1,270,658	$21,736,348
Issued in connection with the reinvestment of distributions	136,497	2,291,096	300,780	5,023,497
Redeemed	(548,420)	(9,272,884)	(2,240,000)	(37,999,940)

Net change	126,879	$2,092,585	(668,562)	$(11,240,095)

Class B(a)
Issued from the sale of shares	—	$—	411	$6,780
Issued in connection with the reinvestment of distributions	—	—	439	7,515
Redeemed	—	—	(20,367)	(347,739)

Net change	—	$—	(19,517)	$(333,444)

|  30

Notes to Financial Statements (continued)

July 31, 2016 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended July 31, 2016		Year Ended January 31, 2016
	Shares	Amount	Shares	Amount
Class C
Issued from the sale of shares	40,214	$677,157	67,579	$1,163,654
Issued in connection with the reinvestment of distributions	13,472	225,802	28,931	483,865
Redeemed	(66,509)	(1,124,500)	(165,562)	(2,792,751)

Net change	(12,823)	$(221,541)	(69,052)	$(1,145,232)

Class N
Issued from the sale of shares	55,650	$875,692	300,338	$4,495,977
Issued in connection with the reinvestment of distributions	14,980	237,499	7	112
Redeemed	(27,227)	(442,416)	(482)	(7,164)

Net change	43,403	$670,775	299,863	$4,488,925

Class Y
Issued from the sale of shares	1,252,505	$19,638,997	2,970,180	$48,237,396
Issued in connection with the reinvestment of distributions	281,779	4,454,639	658,756	10,373,403
Redeemed	(2,224,928)	(34,162,086)	(4,369,349)	(70,572,688)

Net change	(690,644)	$(10,068,450)	(740,413)	$(11,961,889)

Increase (decrease) from capital share transactions	(533,185)	$(7,526,631)	(1,197,681)	$(20,191,735)

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

31  |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable.

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), are filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)	(3)	Not applicable.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	September 21, 2016

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	September 21, 2016